UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22442

First Trust High Income Long/Short Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 92.5%
	Automotive – 2.6%
$287,000	American Axle & Manufacturing, Inc.	6.63%	10/15/22	$294,534
4,025,000	Dana, Inc. (a)	5.50%	12/15/24	3,964,625
2,080,000	Gates Global LLC/Gates Global Co. (b)	6.00%	07/15/22	2,098,200
1,175,000	Goodyear Tire & Rubber (The) Co.	5.13%	11/15/23	1,160,312
1,275,000	Goodyear Tire & Rubber (The) Co.	5.00%	05/31/26	1,193,719
2,125,000	Goodyear Tire & Rubber (The) Co. (a)	4.88%	03/15/27	1,951,016
3,399,000	Navistar International Corp. (a) (b)	6.63%	11/01/25	3,565,721
1,970,000	Tenneco, Inc. (a)	5.00%	07/15/26	1,738,525
				15,966,652
	Banking – 1.4%
1,165,000	Ally Financial, Inc.	8.00%	11/01/31	1,409,650
612,000	Ally Financial, Inc. (a)	8.00%	11/01/31	740,520
6,000,000	Ally Financial, Inc. (a)	5.13%	09/30/24	6,142,500
				8,292,670
	Basic Industry – 10.5%
3,750,000	AK Steel Corp.	7.63%	10/01/21	3,834,375
1,000,000	AK Steel Corp. (a)	7.50%	07/15/23	1,037,500
2,100,000	AK Steel Corp.	6.38%	10/15/25	1,947,750
2,425,000	Beazer Homes USA, Inc.	8.75%	03/15/22	2,581,534
800,000	Cleveland-Cliffs, Inc. (a)	4.88%	04/01/21	798,000
1,800,000	Cleveland-Cliffs, Inc. (a)	5.75%	03/01/25	1,752,750
4,111,000	Core & Main L.P. (b)	6.13%	08/15/25	3,967,115
1,000,000	Freeport-McMoRan, Inc.	3.55%	03/01/22	971,250
1,680,000	Freeport-McMoRan, Inc.	3.88%	03/15/23	1,621,200
960,000	Freeport-McMoRan, Inc. (a)	4.55%	11/14/24	933,000
2,445,000	Jeld-Wen, Inc. (b)	4.88%	12/15/27	2,283,019
2,979,000	KB Home	7.50%	09/15/22	3,187,530
1,600,000	Koppers, Inc. (a) (b)	6.00%	02/15/25	1,607,200
500,000	Lennar Corp.	5.88%	11/15/24	518,750
1,500,000	LGI Homes, Inc. (b)	6.88%	07/15/26	1,503,750
3,180,000	Meritage Homes Corp.	6.00%	06/01/25	3,217,810
1,000,000	Novelis Corp. (a) (b)	6.25%	08/15/24	1,005,000
2,862,000	Novelis Corp. (b)	5.88%	09/30/26	2,751,097
2,045,000	Olin Corp.	5.13%	09/15/27	2,009,213
2,050,000	Pisces Midco, Inc. (b)	8.00%	04/15/26	2,121,750
3,260,000	PQ Corp. (a) (b)	6.75%	11/15/22	3,435,225
565,000	PQ Corp. (a) (b)	5.75%	12/15/25	560,763
4,570,000	PulteGroup, Inc. (a)	7.88%	06/15/32	5,185,579
2,100,000	PulteGroup, Inc.	6.38%	05/15/33	2,089,500
2,025,000	Shea Homes L.P./Shea Homes Funding Corp. (a) (b)	6.13%	04/01/25	2,004,750
4,250,000	Standard Industries, Inc. (a) (b)	5.00%	02/15/27	3,995,000
3,050,000	Toll Brothers Finance Corp.	4.88%	11/15/25	2,971,310
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (a)	5.88%	06/15/24	3,755,587
				63,647,307
	Capital Goods – 7.5%
3,045,000	Ball Corp.	4.00%	11/15/23	2,972,681
2,675,000	Berry Global, Inc. (b)	4.50%	02/15/26	2,521,188
4,100,000	BWAY Holding Co. (a) (b)	5.50%	04/15/24	4,012,875
3,500,000	Crown Americas LLC/Crown Americas Capital Corp. IV (a)	4.50%	01/15/23	3,474,450
1,500,000	JB Poindexter & Co., Inc. (b)	7.13%	04/15/26	1,560,000
4,645,000	KLX, Inc. (a) (b)	5.88%	12/01/22	4,824,994
2,080,000	Mueller Water Products, Inc. (b)	5.50%	06/15/26	2,103,400
2,840,000	Owens-Brockway Glass Container, Inc. (a) (b)	5.00%	01/15/22	2,850,650
See Notes to Portfolio of Investments

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Goods (Continued)
$5,700,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU (a) (b)	5.13%	07/15/23	$5,675,205
3,725,000	Sealed Air Corp. (b)	5.50%	09/15/25	3,845,690
5,445,000	Terex Corp. (a) (b)	5.63%	02/01/25	5,410,969
2,660,000	Trident Merger Sub, Inc. (b)	6.63%	11/01/25	2,507,050
2,925,000	Triumph Group, Inc. (a)	4.88%	04/01/21	2,727,562
750,000	Triumph Group, Inc. (a)	7.75%	08/15/25	701,250
				45,187,964
	Consumer Goods – 6.2%
3,905,000	B&G Foods, Inc.	5.25%	04/01/25	3,758,562
3,245,000	Cott Holdings, Inc. (b)	5.50%	04/01/25	3,131,425
4,920,000	First Quality Finance Co., Inc. (b)	5.00%	07/01/25	4,551,000
4,140,000	Kronos Acquisition Holdings, Inc. (b)	9.00%	08/15/23	3,612,150
2,915,000	Lamb Weston Holdings, Inc. (b)	4.63%	11/01/24	2,867,631
2,000,000	Pilgrim’s Pride Corp. (b)	5.75%	03/15/25	1,917,500
1,765,000	Post Holdings, Inc. (b)	5.50%	03/01/25	1,742,938
3,610,000	Post Holdings, Inc. (b)	5.00%	08/15/26	3,411,450
3,900,000	Prestige Brands, Inc. (b)	6.38%	03/01/24	3,914,625
3,910,000	Spectrum Brands, Inc.	5.75%	07/15/25	3,919,775
1,500,000	TreeHouse Foods, Inc. (b)	6.00%	02/15/24	1,505,625
3,240,000	US Foods, Inc. (b)	5.88%	06/15/24	3,240,000
				37,572,681
	Energy – 10.0%
1,675,000	AmeriGas Partners L.P./AmeriGas Finance Corp.	5.50%	05/20/25	1,628,937
5,100,000	AmeriGas Partners L.P./AmeriGas Finance Corp. (a)	5.88%	08/20/26	4,985,250
1,875,000	Andeavor Logistics L.P./Tesoro Logistics Finance Corp. (a)	5.25%	01/15/25	1,940,494
1,600,000	Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.38%	09/15/24	1,614,000
2,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)	6.13%	11/15/22	2,519,055
3,526,000	California Resources Corp. (b)	8.00%	12/15/22	3,173,400
2,060,000	Carrizo Oil & Gas, Inc. (a)	6.25%	04/15/23	2,106,350
4,370,000	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.	6.25%	04/01/23	4,479,250
2,100,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.50%	10/01/25	2,042,250
1,955,000	Hilcorp Energy I L.P./Hilcorp Finance Co. (b)	5.00%	12/01/24	1,889,019
2,100,000	Holly Energy Partners L.P./Holly Energy Finance Corp. (b)	6.00%	08/01/24	2,160,459
2,125,000	MPLX LP	4.88%	12/01/24	2,204,015
1,500,000	Oasis Petroleum, Inc. (b)	6.25%	05/01/26	1,509,375
2,435,000	PDC Energy, Inc.	6.13%	09/15/24	2,456,306
965,000	PDC Energy, Inc. (a)	5.75%	05/15/26	957,762
3,155,000	QEP Resources, Inc.	5.63%	03/01/26	3,048,519
875,000	Range Resources Corp.	5.75%	06/01/21	899,063
2,245,000	Sanchez Energy Corp.	6.13%	01/15/23	1,551,856
3,020,000	SM Energy Co. (a)	5.63%	06/01/25	2,955,825
2,790,000	Southwestern Energy Co.	4.10%	03/15/22	2,664,450
1,540,000	Southwestern Energy Co.	7.50%	04/01/26	1,595,825
585,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp.	5.75%	03/01/25	561,600
1,975,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp.	5.88%	03/01/27	1,851,562
2,000,000	Targa Pipeline Partners L.P./Targa Pipeline Finance Corp.	5.88%	08/01/23	1,985,000
4,000,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp. (b)	5.00%	01/15/28	3,785,000
1,380,000	Whiting Petroleum Corp. (a)	5.75%	03/15/21	1,411,050
2,560,000	Whiting Petroleum Corp.	6.63%	01/15/26	2,654,400
				60,630,072
See Notes to Portfolio of Investments

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Financial Services – 3.1%
$6,855,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp. (a)	6.00%	08/01/20	$6,973,591
2,000,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp.	5.88%	02/01/22	2,020,000
3,385,000	MSCI, Inc. (b)	5.75%	08/15/25	3,545,788
1,395,000	Springleaf Finance Corp. (a)	6.00%	06/01/20	1,442,081
4,555,000	Springleaf Finance Corp. (a)	7.75%	10/01/21	4,936,481
				18,917,941
	Healthcare – 4.8%
3,825,000	Catalent Pharma Solutions, Inc. (b)	4.88%	01/15/26	3,758,062
380,000	CHS/Community Health Systems, Inc.	5.13%	08/01/21	360,525
995,000	CHS/Community Health Systems, Inc.	6.88%	02/01/22	492,525
153,000	CHS/Community Health Systems, Inc. (b)	8.13%	06/30/24	126,608
3,905,000	Hologic, Inc. (b)	4.38%	10/15/25	3,786,718
2,670,000	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (b)	7.50%	10/01/24	2,816,850
731,000	IQVIA, Inc. (a) (b)	4.88%	05/15/23	745,620
3,000,000	IQVIA, Inc. (b)	5.00%	10/15/26	3,001,350
3,665,000	MPH Acquisition Holdings LLC (b)	7.13%	06/01/24	3,802,437
2,000,000	Service Corp International	5.38%	05/15/24	2,032,500
2,750,000	Teleflex, Inc.	4.63%	11/15/27	2,629,688
2,450,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,618,438
3,245,000	West Street Merger Sub, Inc. (b)	6.38%	09/01/25	3,171,987
				29,343,308
	Leisure – 7.1%
5,450,000	Boyd Gaming Corp. (a)	6.38%	04/01/26	5,586,250
2,980,000	Churchill Downs, Inc. (b)	4.75%	01/15/28	2,808,650
1,200,000	Eldorado Resorts, Inc.	7.00%	08/01/23	1,264,176
3,500,000	Eldorado Resorts, Inc.	6.00%	04/01/25	3,552,500
4,385,000	ESH Hospitality, Inc. (a) (b)	5.25%	05/01/25	4,264,851
3,980,000	GLP Capital L.P./GLP Financing II, Inc.	5.38%	04/15/26	4,054,028
4,600,000	Hilton Domestic Operating Co., Inc. (a) (b)	5.13%	05/01/26	4,623,000
3,120,000	Live Nation Entertainment, Inc. (b)	4.88%	11/01/24	3,084,900
3,900,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.63%	05/01/24	4,007,250
4,825,000	MGM Resorts International (a)	6.75%	10/01/20	5,090,375
4,160,000	Scientific Games International, Inc. (a)	10.00%	12/01/22	4,456,400
				42,792,380
	Media – 5.6%
2,250,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.75%	01/15/24	2,278,125
2,200,000	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	5.88%	05/01/27	2,186,250
2,000,000	Clear Channel Worldwide Holdings, Inc., Series B (a)	7.63%	03/15/20	2,011,900
2,841,000	Clear Channel Worldwide Holdings, Inc., Series B	6.50%	11/15/22	2,919,127
2,450,000	Comcast Corp.	3.15%	02/15/28	2,290,106
3,500,000	CSC Holdings LLC	5.25%	06/01/24	3,377,500
1,250,000	CSC Holdings LLC (a) (b)	6.63%	10/15/25	1,293,750
725,000	CSC Holdings LLC (b)	10.88%	10/15/25	842,813
2,325,000	CSC Holdings LLC (a) (b)	5.50%	04/15/27	2,243,625
1,000,000	Dish DBS Corp.	5.13%	05/01/20	996,250
5,830,000	Dish DBS Corp. (a)	6.75%	06/01/21	5,875,474
2,300,000	Lamar Media Corp.	5.38%	01/15/24	2,369,000
2,115,000	Lamar Media Corp.	5.75%	02/01/26	2,173,163
3,150,000	Sirius XM Radio, Inc. (b)	5.38%	07/15/26	3,090,937
				33,948,020
See Notes to Portfolio of Investments

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Real Estate – 0.2%
$1,000,000	Hospitality Properties Trust	4.95%	02/15/27	$990,335
	Retail – 2.5%
5,445,000	Hanesbrands, Inc. (a) (b)	4.63%	05/15/24	5,322,487
1,320,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) (b)	5.00%	06/01/24	1,310,100
3,300,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b)	5.25%	06/01/26	3,249,477
800,000	L Brands, Inc.	7.60%	07/15/37	714,296
2,975,000	Murphy Oil USA, Inc.	6.00%	08/15/23	3,064,250
1,375,000	New Albertsons, Inc.	7.75%	06/15/26	1,192,813
				14,853,423
	Services – 9.0%
4,000,000	Advanced Disposal Services, Inc. (a) (b)	5.63%	11/15/24	3,960,000
4,175,000	Aramark Services, Inc. (b)	5.00%	02/01/28	4,038,060
325,000	Ashtead Capital, Inc. (b)	5.63%	10/01/24	335,985
2,125,000	CoreCivic, Inc. (a)	5.00%	10/15/22	2,130,313
1,090,000	GEO (The) Group, Inc. (a)	5.88%	10/15/24	1,068,200
2,385,000	GEO (The) Group, Inc. (a)	6.00%	04/15/26	2,337,300
2,740,000	H&E Equipment Services, Inc.	5.63%	09/01/25	2,712,600
3,587,000	Herc Rentals, Inc. (b)	7.50%	06/01/22	3,802,220
1,276,000	Herc Rentals, Inc. (b)	7.75%	06/01/24	1,373,716
4,199,000	Iron Mountain, Inc. (b)	4.88%	09/15/27	3,868,329
1,845,000	Iron Mountain, Inc. (b)	5.25%	03/15/28	1,715,850
4,615,000	KAR Auction Services, Inc. (a) (b)	5.13%	06/01/25	4,488,087
3,805,000	ServiceMaster (The) Co. LLC (a) (b)	5.13%	11/15/24	3,681,337
3,650,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (b)	6.75%	06/01/25	3,537,580
2,500,000	United Rentals North America, Inc.	5.75%	11/15/24	2,565,625
1,400,000	United Rentals North America, Inc. (a)	5.50%	07/15/25	1,426,250
2,900,000	United Rentals North America, Inc. (a)	5.88%	09/15/26	2,954,375
450,000	United Rentals North America, Inc.	5.50%	05/15/27	447,030
1,705,000	United Rentals North America, Inc.	4.88%	01/15/28	1,596,869
3,650,000	Waste Pro USA, Inc. (b)	5.50%	02/15/26	3,494,875
2,975,000	Wrangler Buyer Corp. (b)	6.00%	10/01/25	2,811,375
				54,345,976
	Technology & Electronics – 6.0%
3,195,000	CDK Global, Inc.	4.88%	06/01/27	3,143,081
590,000	CDW LLC/CDW Finance Corp. (a)	5.50%	12/01/24	614,898
145,000	CDW LLC/CDW Finance Corp.	5.00%	09/01/25	144,229
3,700,000	CommScope Technologies LLC (a) (b)	5.00%	03/15/27	3,565,875
2,800,000	CommScope, Inc. (b)	5.00%	06/15/21	2,821,000
3,996,000	Dell International LLC/EMC Corp. (a) (b)	8.35%	07/15/46	4,934,074
4,030,000	First Data Corp. (a) (b)	7.00%	12/01/23	4,226,463
2,038,000	First Data Corp. (a) (b)	5.00%	01/15/24	2,067,296
3,105,000	Match Group, Inc. (a)	6.38%	06/01/24	3,295,181
4,365,000	NCR Corp.	6.38%	12/15/23	4,463,212
3,019,000	PTC, Inc.	6.00%	05/15/24	3,161,497
3,825,000	Qorvo, Inc. (a)	7.00%	12/01/25	4,159,688
				36,596,494
	Telecommunications – 11.8%
2,960,000	CenturyLink, Inc., Series P (a)	7.60%	09/15/39	2,471,600
3,300,000	CenturyLink, Inc., Series U	7.65%	03/15/42	2,780,250
7,295,000	CyrusOne L.P./CyrusOne Finance Corp. (a)	5.38%	03/15/27	7,258,525
See Notes to Portfolio of Investments

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$5,525,000	Equinix, Inc. (a)	5.88%	01/15/26	$5,725,281
1,675,000	Equinix, Inc.	5.38%	05/15/27	1,691,750
1,130,000	Frontier Communications Corp.	10.50%	09/15/22	1,031,125
4,380,000	Frontier Communications Corp. (a) (b)	8.50%	04/01/26	4,221,225
2,956,000	Hughes Satellite Systems Corp. (a)	5.25%	08/01/26	2,834,065
300,000	Level 3 Financing, Inc.	6.13%	01/15/21	303,093
3,070,000	Level 3 Financing, Inc.	5.38%	01/15/24	3,046,975
3,025,000	Level 3 Financing, Inc.	5.38%	05/01/25	2,956,938
2,900,000	Level 3 Financing, Inc.	5.25%	03/15/26	2,798,500
2,850,000	Qualitytech L.P./QTS Finance Corp. (b)	4.75%	11/15/25	2,714,625
1,250,000	SBA Communications Corp.	4.88%	07/15/22	1,248,438
1,700,000	SBA Communications Corp.	4.88%	09/01/24	1,649,000
425,000	Sprint Capital Corp.	6.88%	11/15/28	410,125
6,045,000	Sprint Capital Corp.	8.75%	03/15/32	6,521,044
570,000	Sprint Communications, Inc. (a)	9.25%	04/15/22	646,950
3,685,000	Sprint Corp. (a)	7.63%	03/01/26	3,832,400
6,295,000	T-Mobile USA, Inc. (a)	6.00%	03/01/23	6,499,587
2,925,000	T-Mobile USA, Inc.	6.00%	04/15/24	3,029,203
3,500,000	Zayo Group LLC/Zayo Capital, Inc.	6.00%	04/01/23	3,609,375
4,200,000	Zayo Group LLC/Zayo Capital, Inc. (b)	5.75%	01/15/27	4,168,500
				71,448,574
	Transportation – 2.1%
871,556	Continental Airlines 2005-ERJ1 Pass Through Trust	9.80%	04/01/21	926,027
2,000,000	United Continental Holdings, Inc.	6.00%	12/01/20	2,100,000
4,822,427	US Airways 2000-3C Pass Through Trust	8.39%	03/01/22	5,184,109
4,331,000	XPO Logistics, Inc. (a) (b)	6.50%	06/15/22	4,466,344
				12,676,480
	Utility – 2.1%
1,675,000	AES Corp.	4.88%	05/15/23	1,689,656
5,120,000	Calpine Corp. (a)	5.75%	01/15/25	4,723,200
1,975,000	NRG Energy, Inc.	6.25%	07/15/22	2,041,656
2,000,000	NRG Yield Operating, LLC	5.38%	08/15/24	2,000,000
2,300,000	Pattern Energy Group, Inc. (b)	5.88%	02/01/24	2,328,750
				12,783,262
	Total Corporate Bonds and Notes			559,993,539
	(Cost $564,782,773)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 22.6%
	Automotive – 0.6%
650,000	Dana Financing Luxembourg Sarl (USD) (b)	5.75%	04/15/25	641,875
2,565,000	LKQ European Holdings B.V. (EUR) (b)	3.63%	04/01/26	3,023,948
				3,665,823
	Banking – 0.4%
2,400,000	Royal Bank of Scotland Group PLC (USD)	5.13%	05/28/24	2,446,151
	Basic Industry – 4.7%
2,700,000	Alcoa Nederland Holding B.V. (USD) (b)	7.00%	09/30/26	2,929,500
3,792,000	ArcelorMittal (USD)	7.00%	10/15/39	4,294,440
See Notes to Portfolio of Investments

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Basic Industry (Continued)
1,700,000	Cemex SAB de CV (USD) (b)	7.75%	04/16/26	$1,875,542
3,340,000	FMG Resources (August 2006) Pty Ltd. (USD) (b)	5.13%	05/15/24	3,210,575
1,900,000	James Hardie International Finance DAC (USD) (a) (b)	5.00%	01/15/28	1,814,500
250,000	Kinross Gold Corp. (USD)	5.95%	03/15/24	259,875
775,000	Kinross Gold Corp. (USD)	4.50%	07/15/27	720,835
1,490,000	MMC Norilsk Nickel OJSC via MMC Finance DAC (USD) (b)	6.63%	10/14/22	1,586,619
1,625,000	SPCM S.A. (USD) (b)	4.88%	09/15/25	1,560,000
2,200,000	Stora Enso OYJ (USD) (b)	7.25%	04/15/36	2,662,000
2,505,000	Teck Resources Ltd. (USD)	6.00%	08/15/40	2,542,575
1,795,000	Teck Resources Ltd. (USD)	6.25%	07/15/41	1,880,263
2,975,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (USD) (b)	5.38%	09/01/25	2,945,250
				28,281,974
	Capital Goods – 2.5%
5,100,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (a) (b)	7.25%	05/15/24	5,335,875
535,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD) (b)	6.00%	02/15/25	523,631
890,000	Bombardier, Inc. (USD) (a) (b)	6.00%	10/15/22	901,125
5,888,000	Bombardier, Inc. (USD) (b)	6.13%	01/15/23	6,013,120
2,780,000	Titan Acquisition Ltd./Titan Co-Borrower LLC (USD) (b)	7.75%	04/15/26	2,494,216
				15,267,967
	Consumer Goods – 0.4%
2,925,000	Minerva Luxembourg S.A. (USD) (b)	6.50%	09/20/26	2,734,875
	Energy – 2.8%
950,000	Gazprom OAO Via Gaz Capital S.A. (USD) (b)	8.63%	04/28/34	1,195,575
1,800,000	LBC Tank Terminals Holding Netherlands BV (USD) (b)	6.88%	05/15/23	1,800,000
3,225,000	MEG Energy Corp. (USD) (b)	6.50%	01/15/25	3,184,688
3,050,000	Petrobras Global Finance B.V. (USD)	7.38%	01/17/27	3,178,100
1,175,000	Petrobras Global Finance B.V. (USD)	6.88%	01/20/40	1,132,406
2,120,000	Petrobras Global Finance B.V. (USD)	7.25%	03/17/44	2,094,030
800,000	Puma International Financing S.A. (USD) (b)	5.13%	10/06/24	743,140
3,350,000	Weatherford International Ltd. (USD)	4.50%	04/15/22	3,115,500
406,000	Weatherford International Ltd. (USD)	6.50%	08/01/36	320,740
				16,764,179
	Healthcare – 3.1%
2,785,000	Bausch Health Cos, Inc. (USD) (b)	6.50%	03/15/22	2,914,363
4,000,000	Bausch Health Cos, Inc. (USD) (b)	5.50%	03/01/23	3,810,000
5,319,000	Bausch Health Cos, Inc. (USD) (a) (b)	5.88%	05/15/23	5,128,846
3,724,000	Bausch Health Cos, Inc. (USD) (b)	6.13%	04/15/25	3,505,215
1,320,000	Bausch Health Cos, Inc. (USD) (b)	9.00%	12/15/25	1,403,094
2,275,000	Endo Dac./Endo Finance LLC/Endo Finco, Inc. (USD) (a) (b)	6.00%	02/01/25	1,837,063
				18,598,581
	Insurance – 0.8%
1,800,000	Aviva PLC (GBP) (c)	6.13%	11/14/36	2,661,424
2,220,000	Oil Insurance Ltd. 3 Mo. LIBOR + 2.98% (USD) (a) (b) (d)	5.29%	(e)	2,137,379
				4,798,803
See Notes to Portfolio of Investments

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Leisure – 1.0%
3,205,000	Royal Caribbean Cruises Ltd. (USD) (a)	7.50%	10/15/27	$3,806,207
1,950,000	Stars Group Holdings B.V./Stars Group U.S. Co-Borrower LLC (USD) (b)	7.00%	07/15/26	2,013,375
				5,819,582
	Media – 1.8%
1,900,000	Altice France S.A./France (USD) (b)	6.25%	05/15/24	1,895,250
620,000	Altice Luxembourg S.A. (USD) (b)	7.75%	05/15/22	619,225
3,695,000	UPCB Finance IV Ltd. (USD) (b)	5.38%	01/15/25	3,584,150
1,000,000	Virgin Media Finance PLC (USD) (b)	6.00%	10/15/24	981,250
2,800,000	Virgin Media Finance PLC (GBP)	6.38%	10/15/24	3,823,962
				10,903,837
	Retail – 0.4%
2,720,000	1011778 BC ULC/New Red Finance, Inc. (USD) (b)	4.25%	05/15/24	2,594,200
	Services – 1.8%
700,000	Darling Global Finance BV (EUR) (b)	3.63%	05/15/26	836,860
3,540,000	GFL Environmental, Inc. (USD) (b)	5.63%	05/01/22	3,380,700
630,000	GFL Environmental, Inc. (USD) (a) (b)	5.38%	03/01/23	588,861
3,940,000	Ritchie Bros. Auctioneers, Inc. (USD) (a) (b)	5.38%	01/15/25	3,880,900
1,985,000	Travelport Corporate Finance PLC (USD) (b)	6.00%	03/15/26	2,024,700
				10,712,021
	Technology & Electronics – 0.9%
2,500,000	NXP B.V./NXP Funding LLC (USD) (a) (b)	4.63%	06/01/23	2,534,375
3,060,000	Sensata Technologies UK Financing Co., PLC (USD) (a) (b)	6.25%	02/15/26	3,224,475
				5,758,850
	Telecommunications – 1.4%
2,225,000	DKT Finance ApS (USD) (b)	9.38%	06/17/23	2,333,469
3,540,000	Telecom Italia Capital S.A. (USD) (a)	7.72%	06/04/38	3,920,550
2,300,000	VEON Holdings B.V. (USD) (b)	4.95%	06/16/24	2,207,126
				8,461,145
	Total Foreign Corporate Bonds and Notes			136,807,988
	(Cost $134,455,220)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES – 5.9%
	Automotive – 0.8%
4,935,000	General Motors Financial Co., Inc., Series A (USD) (a) (c)	5.75%	(e)	4,860,975
	Banking – 3.0%
2,940,000	Bank of America Corp., Series DD (USD) (c)	6.30%	(e)	3,138,450
4,475,000	Citigroup, Inc., Series M (USD) (c)	6.30%	(e)	4,553,313
2,775,000	Dresdner Funding Trust I (USD) (a) (b)	8.15%	06/30/31	3,447,938
5,370,000	Goldman Sachs Group (The), Inc., Series P (USD) (c)	5.00%	(e)	5,020,950
900,000	HBOS Capital Funding L.P. (GBP) (c)	6.46%	(e)	1,197,963
795,000	RBS Capital Trust II (USD) (c)	6.43%	(e)	937,106
				18,295,720
See Notes to Portfolio of Investments

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Par Amount (Local Currency)	Description	Stated Rate	Stated Maturity	Value (US Dollars)
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Goods – 0.5%
3,210,000	Textron Financial Corp., 3 Mo. LIBOR + 1.74% (USD) (b) (d)	3.57%	02/15/42	$2,913,075
	Insurance – 1.6%
6,950,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (USD) (a) (b) (d)	3.96%	02/12/47	6,550,375
3,500,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (USD) (a) (d)	4.24%	05/17/66	3,316,250
				9,866,625
	Total Capital Preferred Securities			35,936,395
	(Cost $35,581,119)
Principal Value	Description	Rate (f)	Stated Maturity (g)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 1.2%
	Energy – 0.2%
$993,346	Crestwood Holdings LLC, Term Loan B, 1 Mo. LIBOR + 7.50%, 0.00% Floor	9.57%	03/05/23	990,246
	Healthcare – 1.0%
6,058,467	Ortho-Clinical Term Loan B3, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.33%	06/30/25	6,048,714
	Total Senior Floating-Rate Loan Interests			7,038,960
	(Cost $7,008,813)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.7%
	Collateralized Mortgage Obligations – 0.2%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
24,614	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (h)	27.10%	06/25/37	39,594
	Wells Fargo Mortgage Backed Securities
1,081,655	Series 2006-AR7 Trust, Class 2A4 (i)	4.13%	05/25/36	1,109,407
				1,149,001
	Commercial Mortgage-Backed Securities – 0.5%
	Securitized Asset Backed Receivables LLC Trust
7,713,421	Series 2006-FR4, Class A2A, 1 Mo. LIBOR + 0.08% (d)	1.98%	08/25/36	3,357,638
	Total Mortgage-Backed Securities			4,506,639
	(Cost $6,107,181)
ASSET-BACKED SECURITIES – 0.1%
	Keycorp Student Loan Trust,
491,166	Series 2000-A, Class A2, 3 Mo. LIBOR + 0.32% (d)	2.26%	05/25/29	489,594
	(Cost $463,093)
STRUCTURED NOTES – 0.0%
5,750,000	Preferred Term Securities XXV, Ltd. (j) (k) (l)	(m)	06/22/37	0
2,500,000	Preferred Term Securities XXVI, Ltd. (j) (k) (l)	(m)	09/22/37	0
	Total Structured Notes			0
	(Cost $0)

See Notes to Portfolio of Investments

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (k) (l) (n) (o)	$108,110
	Utility – 0.1%
13,918	Vistra Energy Corp. (o)	314,547
	Total Common Stocks	422,657
	(Cost $997,888)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Energy Corp. (n) (o)	9,151
22,783	Vistra Energy Corp. Claim (k) (l) (n) (o)	0
	Total Rights	9,151
	(Cost $23,512)
PREFERRED SECURITIES – 0.0%
4,000,000	Soloso CDO, Ltd. (j) (k) (l) (m)	0
	(Cost $0)

	Total Investments – 123.1%			745,204,923
	(Cost $749,419,599) (p)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT - (22.4)%
(101,950,000)	United States Treasury Note	1.38%	09/30/23	(94,702,037)
(41,000,000)	United States Treasury Note	2.88%	05/31/25	(40,879,082)
	Total U.S. Government Bonds Sold Short			(135,581,119)
	(Proceeds $140,008,536)
CORPORATE BONDS SOLD SHORT – (1.5)%
	Energy – (0.7)%
(2,400,000)	Noble Energy, Inc.	4.15%	12/15/21	(2,439,528)
(2,100,000)	Noble Energy, Inc.	3.90%	11/15/24	(2,078,097)
				(4,517,625)
	Media – (0.8)%
(5,145,000)	Netflix, Inc.	4.38%	11/15/26	(4,849,162)
	Total Corporate Bonds Sold Short			(9,366,787)
	(Proceeds $9,150,271)
	Total Investments Sold Short – (23.9)%			(144,947,906)
	(Proceeds $149,158,807)

Outstanding Loan – (1.3)%	(7,764,528)
Net Other Assets and Liabilities – 2.1%	12,723,986
Net Assets – 100.0%	$605,216,475

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2018	Sale Value as of 7/31/2018	Unrealized Appreciation/ (Depreciation)
11/01/18	JPM	USD	3,890,187	EUR	3,306,000	$ 3,890,187	$ 3,893,137	$ (2,950)
11/01/18	JPM	USD	7,878,104	GBP	5,963,000	7,877,719	7,858,334	19,385
Net Unrealized Appreciation (Depreciation)								$16,435

Counterparty Abbreviations
JPM	JPMorgan Chase
See Note 2F – Forward Foreign Currency Contracts in the Notes to Portfolio of Investments.
See Notes to Portfolio of Investments

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)

(a)	This security or a portion of this security is segregated as collateral for investments sold short.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $356,361,407 of total investments or 58.9% of net assets.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Floating or variable rate security.
(e)	Perpetual maturity.
(f)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate.
(g)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(h)	Inverse floating rate security.
(i)	Collateral Strip Rate security. Interest is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(j)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(k)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2018, securities noted as such are valued at $108,110 or 0.0% of net assets.
(l)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(m)	Zero coupon security.
(n)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Fund’s Sub-Advisor.
(o)	Non-income producing security.
(p)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,972,592 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,959,932. The net unrealized appreciation was $12,660. The amounts presented are inclusive of investments sold short and derivative contracts.

CDO	Collateralized Debt Obligation
EUR	Euro
GBP	British Pound Sterling
LIBOR	London Interbank Offered Rate
USD	United States Dollar
See Notes to Portfolio of Investments

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 559,993,539	$ —	$ 559,993,539	$ —
Foreign Corporate Bonds and Notes*	136,807,988	—	136,807,988	—
Capital Preferred Securities*	35,936,395	—	35,936,395	—
Senior Floating-Rate Loan Interests*	7,038,960	—	7,038,960	—
Mortgage-Backed Securities	4,506,639	—	4,506,639	—
Asset-Backed Securities	489,594	—	489,594	—
Structured Notes	—**	—	—	—**
Common Stocks:
Energy	108,110	—	—	108,110
Utility	314,547	314,547	—	—
Rights*	9,151	—	9,151	—**
Preferred Securities	—**	—	—	—**
Total Investments	745,204,923	314,547	744,782,266	108,110
Forward Foreign Currency Contracts	19,385	—	19,385	—
Total	$ 745,224,308	$ 314,547	$ 744,801,651	$ 108,110
LIABILITIES TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$ (135,581,119)	$ —	$ (135,581,119)	$ —
Corporate Bonds Sold Short*	(9,366,787)	—	(9,366,787)	—
Forward Foreign Currency Contracts	(2,950)	—	(2,950)	—
Total	$ (144,950,856)	$—	$ (144,950,856)	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of July 31, 2018, the Fund transferred common stocks valued at $108,110 and structured notes, rights and preferred securities valued at $0 to Level 3 of the fair value hierarchy. The transfers to Level 3 are due to the merger of the First Trust Strategic High Income Fund II (“FHY”), a closed-end fund managed by First Trust Advisors L.P., with and into the Fund (see Note 1 – Organization in the Notes to Portfolio of Investments).
The following provides information on the Level 3 equity security held by the Fund that was valued at July 31, 2018 based on unobservable inputs.
Asset Type	Fair Value at 07/31/18	Valuation Technique	Unobservable Inputs	Amount	Impact to Valuation from an Increase in Input
Equity	$108,110	Income Approach	Expected Life	15 years	Increase
Level 3 Structured Notes, Preferred Securities and Rights are fair valued by the Advisor’s Pricing Committee. These values are based on unobservable and non-quantitative inputs. The Fund’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing services prices by comparing sales prices of the Fund’s
See Notes to Portfolio of Investments

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2017
Common Stocks	$—
Preferred Securities	—
Rights	—
Structured Notes	—
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales	—
Transfers In:
Common Stocks	108,110
Preferred Securities	—**
Rights	—**
Structured Notes	—**
Transfers Out	—
Ending Balance at July 31, 2018
Common Stocks	108,110
Preferred Securities	—**
Rights	—**
Structured Notes	—**
Total Level 3 holdings	$108,110
**Investment is valued at $0.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust High Income Long/Short Fund (FSD)
July 31, 2018 (Unaudited)
1. Organization
First Trust High Income Long/Short Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on June 18, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FSD on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
On June 25, 2018, the First Trust Strategic High Income Fund II (“FHY”), a closed-end fund managed by First Trust Advisors L.P. (“First Trust” or the “Advisor”), was merged with and into the Fund. The shareholders of FHY approved the fund’s merger with and into FSD at a Special Meeting of Shareholders on June 11, 2018. The merger was approved by the Board of Trustees of each of FHY and FSD on March 5, 2018. In the merger, the assets of FHY were transferred to, and the liabilities of FHY were assumed by, FSD. The shareholders of FHY received shares of FSD with a value equal to the aggregate net asset value of the FHY shares held by them. The exchange of shares took place based upon FHY’s and FSD’s closing net asset values on June 22, 2018. The exchange ratio at which shares of FHY were exchanged for shares of FSD is 0.808829.
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Corporate bonds, notes, capital preferred securities, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Notes to Portfolio of Investments (Continued)
First Trust High Income Long/Short Fund (FSD)
July 31, 2018 (Unaudited)
Senior Floating-Rate Loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Forward foreign currency contracts are fair valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on MacKay Shields LLC’s (the “Sub-Advisor”) or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

(1)	The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

Notes to Portfolio of Investments (Continued)
First Trust High Income Long/Short Fund (FSD)
July 31, 2018 (Unaudited)
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2018, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Preferred Term Securities XXV, Ltd., 06/22/37	3/27/07	$5,750,000	$0.00	$0	$0	0.00%
Preferred Term Securities XXVI, Ltd., 09/22/37	6/06/07	$2,500,000	0.00	0	0	0.00
Soloso CDO, Ltd.	4/24/06	$4,000,000	0.00	0	0	0.00
				$0	$0	0.00%
D. Collateralized Debt Obligations
A collateralized debt obligation (“CDO”) is an asset-backed security whose underlying collateral is typically a portfolio of bonds or bank loans. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation (“CBO”). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation (“CLO”). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors

Notes to Portfolio of Investments (Continued)
First Trust High Income Long/Short Fund (FSD)
July 31, 2018 (Unaudited)
various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs, similar to other asset-backed securities, are subject to prepayment risk.
E. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund did not have any unfunded delayed draw term loan commitments as of July 31, 2018.
F. Forward Foreign Currency Contracts
The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
G. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.
H. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with Pershing, LLC (“Pershing”) for the purpose of purchasing or borrowing securities on margin. At July 31, 2018, the Fund had $7,764,528 in borrowings associated with investments sold short and $144,947,906 of investments sold short as shown on the Portfolio of Investments.
3. Derivative Transactions
For the fiscal year-to-date period (November 1, 2017 through July 31, 2018), the notional values of forward foreign currency contracts opened and closed were $80,303,707 and $86,621,021, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust High Income Long/Short Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 27, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 27, 2018

* Print the name and title of each signing officer under his or her signature.